Pilot plant - Carrying Value Summary (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Pilot plant
Balance			$ 985,057	$ 12,338,741	$ 12,338,741
Additions					1,929,020
Amortisation	$ (1,096)	$ (3,906,410)	(206,732)	$ (11,249,269)	(13,355,544)
Effect of movement in foreign exchange rates			34,393		72,840
Balance	$ 812,718		$ 812,718		$ 985,057